Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of associates [line items]
Undistributed retained earnings	$ 74	$ 71
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 570	$ 529